UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10603

Western Asset Premier Bond Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET PREMIER BOND FUND

FORM N-Q

MARCH 31, 2016

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 97.6%
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	530,000		$527,350	(a)

Automobiles - 2.7%
Daimler Finance NA LLC, Notes	8.500%	1/18/31	1,000,000		1,532,818	(b)
Ford Motor Credit Co., LLC, Senior Notes	8.000%	12/15/16	680,000		709,872	(b)
General Motors Co., Senior Notes	6.600%	4/1/36	140,000		154,054
General Motors Co., Senior Notes	6.250%	10/2/43	1,750,000		1,869,074	(b)

Total Automobiles					4,265,818

Hotels, Restaurants & Leisure - 1.0%
CCM Merger Inc., Senior Notes	9.125%	5/1/19	570,000		589,950	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	220,000		225,500	(a)(b)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	720,000		716,400	(a)(b)

Total Hotels, Restaurants & Leisure					1,531,850

Household Durables - 0.6%
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	580,000		568,400	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	390,000		400,173	(b)

Total Household Durables					968,573

Media - 8.1%
21st Century Fox America Inc., Senior Debentures	8.875%	4/26/23	400,000		536,714	(b)
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	1,000,000		1,054,816	(a)(b)
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	420,000		463,663	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	2,130,000		2,370,106	(a)
Comcast Corp., Notes	7.050%	3/15/33	1,000,000		1,377,043	(b)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	385,000		423,500	(b)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	525,200		118,170	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	402,917		286,071	(a)(c)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	720,000		844,559	(b)
Time Warner Cable Inc., Senior Notes	5.850%	5/1/17	500,000		521,217	(b)
Time Warner Inc., Senior Debentures	7.700%	5/1/32	980,000		1,258,173	(b)
Tribune Media Co., Senior Notes	5.875%	7/15/22	260,000		254,015	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	1,820,000	EUR	2,210,769	(a)(b)
Viacom Inc., Senior Notes	4.375%	3/15/43	1,190,000		919,912

Total Media					12,638,728

Specialty Retail - 0.9%
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	270,000		270,675	(a)(b)
L Brands Inc., Debentures	6.950%	3/1/33	180,000		185,400
L Brands Inc., Senior Notes	6.875%	11/1/35	450,000		488,340
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	420,000		447,300	(b)

Total Specialty Retail					1,391,715

TOTAL CONSUMER DISCRETIONARY					21,324,034

CONSUMER STAPLES - 5.0%
Beverages - 1.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	540,000		583,580
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,010,000		1,128,738

Total Beverages					1,712,318

Food & Staples Retailing - 2.3%
CVS Pass-Through Trust, Secured Bonds	5.789%	1/10/26	413,738		456,543	(a)(b)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	428,369		472,687	(b)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	429,324		480,847	(b)
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	417,725		482,524	(b)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - (continued)
CVS Pass-Through Trust, Secured Notes	7.507%	1/10/32	412,072	$496,059	(a)(b)
Kroger Co., Senior Notes	6.400%	8/15/17	1,090,000	1,164,933	(b)

Total Food & Staples Retailing				3,553,593

Food Products - 1.2%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	686,921	819,048	(b)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,000,000	1,004,128	(a)(b)

Total Food Products				1,823,176

Household Products - 0.2%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	250,000	260,000	(b)
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	130,000	119,600	(a)

Total Household Products				379,600

Tobacco - 0.2%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	310,000	378,560	(b)

TOTAL CONSUMER STAPLES				7,847,247

ENERGY - 16.1%
Energy Equipment & Services - 0.4%
CGG, Senior Notes	6.500%	6/1/21	750,000	303,750
Ensco PLC, Senior Notes	4.700%	3/15/21	430,000	300,084

Total Energy Equipment & Services				603,834

Oil, Gas & Consumable Fuels - 15.7%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	617,186	(b)
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,000,000	784,438	(b)
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	210,100	(b)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	130,000	23,400
Burlington Resources Finance Co., Senior Notes	7.400%	12/1/31	450,000	509,267	(b)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	500,000	355,000	(b)(e)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	270,000	105,975	(b)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	320,000	113,600	(b)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	500,000	418,125	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	500,000	372,500	(b)
Devon Energy Corp., Debentures	7.950%	4/15/32	310,000	315,269	(b)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	55,000	54,231	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,510,000	1,975,872
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	880,000	916,194
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	1,000,000	970,615	(b)
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,183,551
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	579,000	463,200	(b)
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	840,000	642,600
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	190,000	198,738
Kinder Morgan Inc., Senior Bonds	5.550%	6/1/45	1,500,000	1,333,092	(b)
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	180,000	106,200	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	960,000	211,200	*(d)(e)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	840,000	507,150	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	370,000	239,575	(b)
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,000,000	861,184	(b)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	370,000	282,125
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	520,000	384,800
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	340,000	250,750
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	350,000	358,439
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,060,000	773,482
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	661,480
Petroleos Mexicanos	4.250%	1/15/25	1,500,000	1,389,375
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,210,000	1,309,825	(a)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000	1,115,853	(a)(b)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	250,000	278,963	(f)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	380,000	$205,200
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,143,718	(a)(b)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	480,000	332,400
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	200,000	134,500
Williams Cos. Inc., Debentures	7.500%	1/15/31	443,000	359,937	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	45,600
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	34,710	(b)
WPX Energy Inc., Senior Notes	7.500%	8/1/20	160,000	124,800
WPX Energy Inc., Senior Notes	8.250%	8/1/23	210,000	162,750
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	720,000	720,900	(a)

Total Oil, Gas & Consumable Fuels				24,557,869

TOTAL ENERGY				25,161,703

FINANCIALS - 26.4%
Banks - 17.5%
Bank of America Corp., Senior Notes	3.750%	7/12/16	500,000	503,646	(b)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,220,879	(b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,200,000	1,217,890	(b)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	775,095	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,500,000	2,687,500
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	2,280,000	2,205,900	(a)(g)(h)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,021,426	(a)(b)
Capital One N.A., Senior Notes	1.500%	3/22/18	1,810,000	1,782,256	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	250,000	252,968
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	499,889	(b)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	200,000	218,862	(b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,167,896	(b)
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	270,000	291,995
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,080,000	1,077,386	(a)(b)(g)(h)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	850,000	832,328	(a)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	700,000	756,932	(a)(b)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,480,000	1,374,550	(g)(h)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,500,000	1,583,202	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,000,000	1,004,662	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,470,000	1,505,642
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	151,920
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	2,830,000	2,720,734
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	140,000	151,233	(b)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	510,000	517,602	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	2,000,000	1,800,664	(a)(b)

Total Banks				27,323,057

Capital Markets - 3.2%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,500,000	1,429,028	(b)
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	1,000,000	1,081,794	(b)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	900,500	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,194,436	(b)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	450,000	457,147	(b)

Total Capital Markets				5,062,905

Consumer Finance - 0.9%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	282,000	315,840	(b)
Capital One Financial Corp., Subordinated Notes	6.150%	9/1/16	500,000	510,149	(b)
Navient Corp., Senior Notes	6.125%	3/25/24	680,000	584,800	(b)

Total Consumer Finance				1,410,789

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	230,000	$234,600
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	780,000	829,140	(a)(b)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	373,000	382,116	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,380,000	1,453,692	(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	80,000	85,300
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	700,000	759,500	(b)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	400,000	436,000	(a)(b)

Total Diversified Financial Services				4,180,348

Insurance - 0.8%
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	330,000	245,025	(b)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	200,000	218,000	(a)(b)
Metlife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	760,000	(b)

Total Insurance				1,223,025

Real Estate Investment Trusts (REITs) - 0.4%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	300,000	291,750	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	260,000	273,650

Total Real Estate Investment Trusts (REITs)				565,400

Real Estate Management & Development - 0.4%
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	690,000	679,650	(a)(b)

Thrifts & Mortgage Finance - 0.5%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	860,000	834,200	(a)(b)

TOTAL FINANCIALS				41,279,374

HEALTH CARE - 5.1%
Biotechnology - 0.6%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	280,000	247,100	(a)
Celgene Corp., Senior Notes	5.000%	8/15/45	260,000	281,147
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	390,000	426,891

Total Biotechnology				955,138

Health Care Equipment & Supplies - 1.0%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	340,000	336,812	(a)(c)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,040,000	920,400	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	330,000	327,113	(a)

Total Health Care Equipment & Supplies				1,584,325

Health Care Providers & Services - 2.2%
Centene Corp., Senior Notes	5.625%	2/15/21	280,000	291,900	(a)
Centene Corp., Senior Notes	6.125%	2/15/24	220,000	231,550	(a)
HCA Inc., Debentures	7.500%	11/15/95	475,000	458,375	(b)
HCA Inc., Notes	7.690%	6/15/25	90,000	96,750	(b)
HCA Inc., Senior Secured Notes	5.250%	6/15/26	280,000	287,000
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	230,000	226,837
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,440,000	1,481,400
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	340,000	389,875	(b)

Total Health Care Providers & Services				3,463,687

Pharmaceuticals - 1.3%
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	570,000	599,472	(b)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	760,000	741,000	(a)(c)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	420,000	386,925	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	360,000	293,400	(a)

Total Pharmaceuticals				2,020,797

TOTAL HEALTH CARE				8,023,947

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 9.7%
Aerospace & Defense - 0.7%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	250,000	$259,375	(b)
Boeing Co., Notes	6.125%	2/15/33	600,000	791,895	(b)

Total Aerospace & Defense				1,051,270

Air Freight & Logistics - 0.4%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	710,000	689,587	(a)

Airlines - 5.1%
Air 2 US, Notes	8.027%	10/1/19	845,907	883,973	(a)(b)
America West Airlines Inc., Pass-Through Certificates, Ambac Assurance Corp.	8.057%	7/2/20	1,146,477	1,261,125	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	154,266	156,966	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	423,470	440,409	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	677,365	715,907	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	8.048%	11/1/20	319,403	350,129	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	351,589	368,395	(b)
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	103,435	116,881	(b)
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	240,956	262,040
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	1,582,801	1,638,199	(b)
US Airways, Pass-Through Certificates, Senior Secured Bonds	7.125%	10/22/23	1,508,797	1,743,603	(b)

Total Airlines				7,937,627

Building Products - 0.4%
Standard Industries Inc., Senior Notes	5.125%	2/15/21	230,000	235,463	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	330,000	337,425	(a)

Total Building Products				572,888

Commercial Services & Supplies - 0.5%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	220,000	169,400	(a)
West Corp., Senior Notes	5.375%	7/15/22	670,000	614,591	(a)

Total Commercial Services & Supplies				783,991

Construction & Engineering - 0.3%
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	350,000	301,000	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	340,000	188,700	(a)(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	180,480	39,706	(a)

Total Construction & Engineering				529,406

Electrical Equipment - 0.2%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	340,000	338,725	(a)(b)

Industrial Conglomerates - 0.1%
General Electric Co., Subordinated Notes	5.300%	2/11/21	129,000	149,814	(b)

Machinery - 0.2%
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	410,000	323,900	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	470,000	$311,375	(a)(b)

Professional Services - 0.7%
IHS Inc., Senior Notes	5.000%	11/1/22	1,000,000	1,036,250	(b)

Road & Rail - 0.5%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	420,000	415,800	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	100,000	72,000	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	240,000	240,000	(a)

Total Road & Rail				727,800

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	630,000	639,450	(b)

TOTAL INDUSTRIALS				15,092,083

INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 1.0%
Harris Corp., Senior Notes	5.054%	4/27/45	1,500,000	1,598,202	(b)

Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	340,000	319,600	(b)

IT Services - 0.6%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	465,000	209,250	(a)(e)
First Data Corp., Senior Secured Notes	6.750%	11/1/20	98,000	103,047	(a)(b)
HP Enterprise Services LLC, Notes	7.450%	10/15/29	500,000	570,435	(b)

Total IT Services				882,732

Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	1,500,000	1,485,880	(b)

Technology Hardware, Storage & Peripherals - 0.6%
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	750,000	585,793	(b)
Western Digital Corp., Senior Notes	10.500%	4/1/24	320,000	320,800	(a)

Total Technology Hardware, Storage & Peripherals				906,593

TOTAL INFORMATION TECHNOLOGY				5,193,007

MATERIALS - 3.4%
Chemicals - 0.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	780,574	(f)
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	208,725	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	264,062	184,843	(a)(c)

Total Chemicals				1,174,142

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	415,000	427,450	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	213,529	203,387	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	390,000	349,050	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	46,000

Total Containers & Packaging				1,025,887

Metals & Mining - 2.0%
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	170,625	(a)
ArcelorMittal SA, Senior Notes	6.500%	3/1/21	160,000	157,600
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	430,000	374,100
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	400,000	299,000	(a)(b)
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	800,000	800,000	(a)(b)(g)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	230,000	$203,550
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	128,625
Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	414,000	277,380
Vale SA, Senior Notes	5.625%	9/11/42	1,090,000	768,450

Total Metals & Mining				3,179,330

TOTAL MATERIALS				5,379,359

TELECOMMUNICATION SERVICES - 11.8%
Diversified Telecommunication Services - 9.3%
AT&T Inc., Senior Notes	5.350%	9/1/40	170,000	178,749	(b)
CCOH Safari LLC, Senior Notes	5.750%	2/15/26	890,000	921,150	(a)(b)
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	25,000	23,188	(b)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	390,000	391,950	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	530,000	555,175	(b)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	400,000	106,960	(a)
Orange SA, Notes	9.000%	3/1/31	600,000	910,431	(b)
Qwest Corp., Senior Notes	6.750%	12/1/21	1,500,000	1,612,500	(b)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,750,000	2,818,750	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,213,156	(b)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	3,330,000	3,843,529
Windstream Services LLC, Senior Notes	7.750%	10/15/20	830,000	713,800
Windstream Services LLC, Senior Notes	7.750%	10/1/21	50,000	40,781
Windstream Services LLC, Senior Notes	6.375%	8/1/23	250,000	183,125	(b)

Total Diversified Telecommunication Services				14,513,244

Wireless Telecommunication Services - 2.5%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	400,000	401,000	(a)(b)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	200,000	214,000	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	610,000	659,502	(a)(b)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	240,000	260,880	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	306,600
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	500,000	523,750	(a)(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	260,000	206,700
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	310,000	275,900
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	581,240
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	570,000	554,690	(a)(b)

Total Wireless Telecommunication Services				3,984,262

TOTAL TELECOMMUNICATION SERVICES				18,497,506

UTILITIES - 3.2%
Electric Utilities - 2.8%
Centrais Eletricas Brasileiras SA, Senior Notes	5.750%	10/27/21	210,000	176,400	(a)
Electricite de France SA, Junior Subordinated Notes	5.625%	1/22/24	1,500,000	1,372,500	(a)(b)(g)(h)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,770,000	2,149,784	(b)
Southern Co., Senior Notes	1.950%	9/1/16	150,000	150,708	(b)
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	500,000	545,754	(f)

Total Electric Utilities				4,395,146

Gas Utilities - 0.0%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	20,000	21,139	(b)

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp., Senior Notes	8.000%	6/1/20	100,000	113,500	(b)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	403,000	427,180	(a)(b)

Total Independent Power and Renewable Electricity Producers				540,680

TOTAL UTILITIES				4,956,965

TOTAL CORPORATE BONDS & NOTES (Cost - $150,817,307)				152,755,225

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 13.1%
AAA Trust, 2005-1A 1A3B	0.843%	2/27/35	463,310	$419,875	(a)(g)
ABFS Mortgage Loan Trust, 2002-3 M1	5.902%	9/15/33	889,799	676,872
ACE Securities Corp., 2005-WF1 M1	1.063%	5/25/35	405,690	403,205	(g)
Argent Securities Inc., 2003-W3 M1	1.561%	9/25/33	32,125	27,283	(g)
Associates Manufactured Housing Pass-Through Certificates, 1997-CLB2	8.900%	6/15/28	1,990,656	1,891,123	(i)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	24,371	24,884	(g)
Bayview Financial Asset Trust, 2007-SR1A M1	1.233%	3/25/37	843,299	724,718	(a)(g)
Bayview Financial Asset Trust, 2007-SR1A M3	1.583%	3/25/37	319,872	256,656	(a)(g)
Bayview Financial Asset Trust, 2007-SR1A M4	1.933%	3/25/37	87,238	66,498	(a)(g)
Bear Stearns Asset-Backed Securities Trust, 2006-SD3 1P0, STRIPS, PO	0.000%	8/25/36	465,240	285,619
Centex Home Equity Loan Trust, 2003-B AF4	3.735%	2/25/32	344,729	346,128
Conseco Financial Corp., 1993-1 B	8.450%	4/15/18	11,969	4,078
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	139,489	140,334
Countrywide Asset-Backed Certificates, 2004-3 3A3	1.193%	8/25/34	135,516	125,223	(g)
Countrywide Asset-Backed Certificates, 2006-3 3A1	0.553%	6/25/36	406	405	(g)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.333%	10/25/47	804,652	716,482	(g)
Countrywide Asset-Backed Certificates, 2007-SEA2 1A1	1.433%	8/25/47	34,198	31,594	(a)(g)
Credit Suisse First Boston Mortgage Securities Corp., 2004-CF2 2A1	0.903%	5/25/44	11,666	11,550	(a)(g)
Education Funding Capital Trust, 2004-1 B1	1.846%	6/15/43	1,200,000	1,055,641	(b)(g)
EMC Mortgage Loan Trust, 2003-B A1	0.983%	11/25/41	14,053	13,183	(a)(g)
Firstfed Corp. Manufactured Housing Contract, 1996-1 B	8.060%	10/15/22	214,074	81,048	(a)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	1.186%	2/25/31	48,494	47,823	(a)(g)
Green Tree Home Improvement Loan Trust, 1996-D HIB2	8.000%	9/15/27	10,702	10,702
Greenpoint Manufactured Housing, 1999-2 A2	3.055%	3/18/29	425,000	367,846	(g)
Greenpoint Manufactured Housing, 1999-3 2A2	3.581%	6/19/29	125,000	108,750	(g)
Greenpoint Manufactured Housing, 1999-4 A2	3.925%	2/20/30	125,000	108,750	(g)
Greenpoint Manufactured Housing, 2001-2 IA2	3.929%	2/20/32	275,000	249,629	(g)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.931%	3/13/32	450,000	403,198	(g)
GSAA Home Equity Trust, 2004-8 A3A	1.173%	9/25/34	104,191	102,080	(g)
GSAA Home Equity Trust, 2006-19 A3A	0.673%	12/25/36	564,961	314,783	(g)
GSAMP Trust, 2003-SEA2 A1	4.422%	7/25/33	1,124,199	1,111,818
GSRPM Mortgage Loan Trust, 2006-1 A1	0.733%	3/25/35	65,277	63,990	(a)(g)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.736%	9/25/36	91,123	86,504	(a)(g)
Indymac Manufactured Housing Contract, 1997-1 A5	6.970%	2/25/28	98,336	100,085
Lehman XS Trust, 2007-1 WF1	4.771%	1/25/37	548,756	364,472	(g)
Morgan Stanley Capital Inc., 2003-NC9 M	1.558%	9/25/33	915,839	804,195	(g)
Morgan Stanley Capital Inc., 2003-SD1 A1	1.433%	3/25/33	13,673	12,843	(g)
Morgan Stanley Capital Inc., 2004-HE7 M1	1.333%	8/25/34	1,539,471	1,392,490	(b)(g)
New Century Home Equity Loan Trust, 2004-2 A2	1.173%	8/25/34	475,320	430,535	(g)
New Century Home Equity Loan Trust, 2004-3 M1	1.363%	11/25/34	1,480,740	1,290,913	(g)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	143,212	147,625	(g)
Option One Mortgage Loan Trust, 2003-2 A2	1.033%	4/25/33	266,808	244,652	(g)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.379%	10/15/37	1,713,000	1,494,648	(g)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.291%	4/15/37	1,926,721	1,700,537	(g)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Park Place Securities Inc., 2004-WCW1 M2	1.453%	9/25/34	354,969	$353,779	(g)
Park Place Securities Inc., 2004-WHQ2 M2	1.378%	2/25/35	250,127	249,175	(g)
RAAC Series, 2007-RP1 M1	0.986%	5/25/46	210,000	154,789	(a)(g)
Renaissance Home Equity Loan Trust, 2004-2 AF4	5.392%	7/25/34	150,202	151,127
Renaissance Home Equity Loan Trust, 2005-3 AV3	0.813%	11/25/35	495,930	431,529	(g)
Residential Asset Mortgage Products Inc., 2004-RZ1 AII	0.913%	3/25/34	144,849	145,387	(g)
Residential Asset Securities Corp., 2002-KS2 AI6	6.228%	4/25/32	84,949	86,184	(g)
Residential Asset Securities Corp., 2003-KS8 AI6	4.830%	10/25/33	66,753	66,291	(g)
Settlement Fee Finance LLC, 2004-1A A	9.100%	7/25/34	342,913	359,384	(a)
Structured Asset Securities Corp., 2006-GEL3 A2	0.663%	7/25/36	259,506	258,482	(a)(g)

TOTAL ASSET-BACKED SECURITIES (Cost - $17,801,478)				20,517,394

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8%
American Home Mortgage Investment Trust, 2007-A 4A	1.336%	7/25/46	577,663	184,885	(a)(g)
Banc of America Funding Corp., 2004-B 6A1	2.088%	12/20/34	235,060	158,588	(g)
BCAP LLC Trust, 2009-RR12 2A2	0.796%	3/26/35	1,843,522	1,223,522	(a)(g)
Bear Stearns Alt-A Trust, 2004-03 A1	1.073%	4/25/34	273,258	260,097	(g)
Bear Stearns Alt-A Trust, 2005-10 21A1	2.623%	1/25/36	702,077	570,197	(g)
Bear Stearns Asset-Backed Securities Trust, 2002-AC1 B4	7.000%	1/25/32	320,418	1,757	(a)
BlackRock Capital Finance LP, 1997-R2 B5	4.778%	12/25/35	690	2	(a)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.663%	10/25/35	1,101,717	960,848	(a)(g)
Countrywide Home Loans, 2004-R2 1AF1	0.853%	11/25/34	177,654	149,628	(a)(g)
Countrywide Home Loans, 2005-7 1A1	0.973%	3/25/35	814,907	749,154	(g)
Countrywide Home Loans, 2006-HYB4 3B	2.830%	6/20/36	631,099	538,682	(g)
Greenpoint Mortgage Funding Trust, 2005-AR5 3A2	0.703%	11/25/46	176,068	820,277	(g)
GSMPS Mortgage Loan Trust, 2001-2 A	7.500%	6/19/32	946,411	962,227	(a)(g)
HarborView Mortgage Loan Trust, 2004-08 3A2	1.232%	11/19/34	97,967	73,792	(g)
HarborView Mortgage Loan Trust, 2004-10 4A	2.818%	1/19/35	187,463	183,423	(g)
Impac CMB Trust, 2004-9 1A1	1.193%	1/25/35	33,852	30,463	(g)
Impac CMB Trust, 2005-2 2A2	1.233%	4/25/35	84,863	76,477	(g)
Impac CMB Trust, 2A-10	1.073%	3/25/35	231,788	197,670	(g)
Indymac Manufactured Housing Contract, A2-2	6.170%	8/25/29	53,362	52,814
JPMorgan Alternative Loan Trust, 2006-S1 3A4	6.180%	3/25/36	890,477	612,980	(b)(g)
JPMorgan Mortgage Trust, 2007-A2 4A2	4.807%	4/25/37	171,435	150,977	(g)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.509%	6/15/36	235,832	671	(a)(e)(g)
Merit Securities Corp., 11PA 3A1	1.053%	4/28/27	87,280	74,024	(a)(g)
Merit Securities Corp., 11PA B3	2.683%	9/28/32	675,752	533,234	(a)(g)
Metropolitan Asset Funding Inc., 1998-BI B1	8.000%	11/20/24	407,414	364,274	(b)(g)
Prime Mortgage Trust, 2005-2 2XB, STRIPS, IO	1.743%	10/25/32	2,180,660	104,444	(g)
Prime Mortgage Trust, 2005-5 1X, STRIPS, IO	0.983%	7/25/34	4,551,325	191,349	(g)
Prime Mortgage Trust, 2005-5 1XB, STRIPS, IO	1.156%	7/25/34	342,309	3,485	(g)
Regal Trust IV, 1999-1 A	2.155%	9/29/31	23,430	21,453	(a)(g)
Residential Asset Mortgage Products Inc., 2005-SL2 AP0, STRIPS, PO	0.000%	2/25/32	14,159	13,563
Sequoia Mortgage Trust, 2003-2 A2	1.198%	6/20/33	21,073	20,396	(g)
Sequoia Mortgage Trust, 2004-10 A1A	1.052%	11/20/34	16,951	15,780	(g)
Sequoia Mortgage Trust, 2004-11 A1	1.032%	12/20/34	25,524	24,552	(g)
Sequoia Mortgage Trust, 2004-12 A1	0.972%	1/20/35	208,462	189,304	(g)
Structured Asset Securities Corp., 1998-RF2 A	6.657%	7/15/27	202,698	198,220	(a)(g)
Structured Asset Securities Corp., 2002-9 A2	1.033%	10/25/27	401,214	389,138	(g)
Structured Asset Securities Corp., 2003-9A 2A2	2.630%	3/25/33	125,350	123,815	(g)
Structured Asset Securities Corp., 2004-NP1 A	1.233%	9/25/33	63,176	62,066	(a)(g)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Thornburg Mortgage Securities Trust, 2004-03 A	1.173%	9/25/44	335,938		$307,640	(g)
Washington Mutual Alternative Mortgage Pass-Through Certificates, 2006-7 A2A	4.495%	9/25/36	1,000,287		540,338
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR06 A	0.853%	5/25/44	368,782		344,674	(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR12 A2A	0.823%	10/25/44	281,187		268,769	(g)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR5 3A	1.291%	7/25/46	682,635		421,613	(g)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	14,388		15,015

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $10,256,613)					12,186,277

MORTGAGE-BACKED SECURITIES - 0.1%
FNMA - 0.1%
Federal National Mortgage Association (FNMA), Whole Loan (Cost - $181,827)	6.500%	8/25/44	179,026		200,362

SENIOR LOANS - 1.3%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	430,000		428,387	(j)(k)

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	180,000		178,650	(j)(k)

ENERGY - 0.5%
Energy Equipment & Services - 0.3%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	710,000		504,100	(j)(k)

Oil, Gas & Consumable Fuels - 0.2%
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/15/16	245,000		242,550	(e)(j)(k)

TOTAL ENERGY					746,650

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	440,000		401,500	(j)(k)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	425,700		308,633	(j)(k)

TOTAL SENIOR LOANS (Cost - $2,388,347)					2,063,820

SOVEREIGN BONDS - 1.8%
Argentina - 0.2%
Republic of Argentina, Senior Bonds	7.000%	4/17/17	290,000		292,627

Poland - 1.6%
Republic of Poland, Bonds	4.000%	10/25/23	8,440,000	PLN	2,490,017

TOTAL SOVEREIGN BONDS (Cost - $3,029,989)					2,782,644

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.5%
U.S. Government Obligations - 7.5%
U.S. Treasury Bonds	3.000%	11/15/45	791,000		853,940
U.S. Treasury Notes	0.875%	11/30/17	6,750,000		6,766,611
U.S. Treasury Notes	1.375%	9/30/20	3,250,000		3,277,167
U.S. Treasury Notes	1.625%	2/15/26	780,000		768,666

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,621,536)					11,666,384

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.7%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc.			16,942	$40,661	*

FINANCIALS - 0.7%
Banks - 0.7%
Citigroup Inc.			25,131	1,049,219

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Physiotherapy Associates Holdings Inc.			1,900	21,622	*(e)(i)

INDUSTRIALS - 0.0%
Marine - 0.0%
DeepOcean Group Holding AS			8,860	48,376	*(e)(i)

TOTAL COMMON STOCKS (Cost - $1,780,935)				1,159,878

	RATE
PREFERRED STOCKS - 2.3%
FINANCIALS - 2.3%
Consumer Finance - 1.0%
GMAC Capital Trust I	6.402%		62,722	1,537,316	(g)

Diversified Financial Services - 1.3%
Citigroup Capital XIII	6.988%		75,725	1,990,810	(g)
Corporate-Backed Trust Certificates, Series 2001-8, Class A-1	7.375%		33,900	34	*(d)(i)

Total Diversified Financial Services				1,990,844

Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	0.000%		100	380	*(g)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%		200	819	*

Total Thrifts & Mortgage Finance				1,199

TOTAL PREFERRED STOCKS (Cost - $3,682,190)				3,529,359

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $201,560,222)				206,861,343

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 0.4%
Bank of America repurchase agreement dated 3/31/16; Proceeds at maturity - $600,005; (Fully collateralized by U.S. government obligations, 3.625% due 2/15/44; Market value - $612,000) (Cost - $600,000)	0.270%	4/1/16	600,000	600,000

			SHARES
Money Market Funds - 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,291,368)	0.225%		1,291,368	1,291,368

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,891,368)				1,891,368

TOTAL INVESTMENTS - 133.4% (Cost - $203,451,590#)				208,752,711
Liabilities in Excess of Other Assets - (33.4)%				(52,291,719)

TOTAL NET ASSETS - 100.0%				$156,460,992

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2016

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	The coupon payment on these securities is currently in default as of March 31, 2016.

(e)	Illiquid security.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DIP	— Debtor-in-Possession
EUR	— Euro
IO	— Interest Only
PLN	— Polish Zloty
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate Bonds & Notes:
Industrials	—	$13,767,701	$1,324,382	$15,092,083
Other Corporate Bonds & Notes	—	137,663,142	—	137,663,142
Asset-Backed Securities	—	17,988,896	2,528,498	20,517,394
Collateralized Mortgage Obligations	—	12,186,277	—	12,186,277
Mortgage-Backed Securities	—	200,362	—	200,362
Senior Loans:
Energy	—	—	746,650	746,650
Utilities	—	—	308,633	308,633
Other Senior Loans	—	1,008,537	—	1,008,537
Sovereign Bonds	—	2,782,644	—	2,782,644
U.S. Government & Agency Obligations	—	11,666,384	—	11,666,384
Common Stocks:
Health care	—	—	21,622	21,622
Industrials	—	—	48,376	48,376
Other common stocks	$1,089,880	—	—	1,089,880
Preferred Stocks	3,529,325	—	34	3,529,359

Total Long-Term Investments	$4,619,205	$197,263,943	$4,978,195	$206,861,343

Short-Term Investments†
Repurchase agreements	—	$600,000	—	$600,000
Money market funds	$1,291,368	—	—	1,291,368

Total short-term investments	$1,291,368	$600,000	—	$1,891,368

Total investments	$5,910,573	$197,863,943	$4,978,195	$208,752,711

Receivable for insurance proceeds	—	$1,633,988	—	$1,633,988

Other assets	—	—	$7,743	$7,743

Other Financial Instruments:
Forward Foreign Currency Contracts	—	1,658	—	1,658

Total	$5,910,573	$199,499,589	$4,985,938	$210,396,100

† See Schedule of Investments for additional detailed categorizations.

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$16,201	—	$16,201
Futures Contracts	$17,903	—	—	17,903

Total	$17,903	$16,201	—	$34,104

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	INDUSTRIALS	ASSET- BACKED SECURITIES
Balance as of December 31, 2015	$2,546,072	$2,533,965
Accrued premiums/discounts	4,060	15,240
Realized gain (loss)	—	(657)
Change in unrealized appreciation (depreciation)[1]	(71,845)	(19,671)
Purchases	—	—
Sales	(399,679)	(379)
Transfers into Level 3[2]	883,973	—
Transfers out of Level 3[3]	(1,638,199)	—

Balance as of March 31, 2016	$1,324,382	$2,528,498

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	$(4,181)	$(19,671)

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER STAPLES	ENERGY	UTILITIES
Balance as of December 31, 2015	$176,400	$559,900	$341,420
Accrued premiums/discounts	186	3,150	250
Realized gain (loss)	—	—	19
Change in unrealized appreciation (depreciation)[1]	2,064	15,600	(31,981)
Purchases	—	168,000	—
Sales	—	—	(1,075)
Transfers into Level 3[2]	—	—	—
Transfers out of Level 3[3]	(178,650)	—	—

Balance as of March 31, 2016	—	$746,650	$308,633

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	—	$15,600	$(31,981)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	HEALTH CARE	INDUSTRIALS	PREFERRED STOCKS	OTHER ASSETS	TOTAL
Balance as of December 31, 2015	$157,700	$41,368	$—	7,743	$6,364,568
Accrued premiums/discounts	—	—	—	—	22,886
Realized gain (loss)	36,853	—	—	—	36,215
Change in unrealized appreciation (depreciation)[1]	19,135	7,008	—	—	(79,690)
Purchases	17,418	—	—	—	185,418
Sales	(209,484)	—	—	—	(610,617)
Transfers into Level 3[2]	—	—	34	$—	884,007
Transfers out of Level 3[3]	—	—	—	—	(1,816,849)

Balance as of March 31, 2016	21,622	$48,376	$34	$7,743	$4,985,938

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016[1]	4,204	$7,008	—	—	$(29,021)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,713,407
Gross unrealized depreciation	(9,412,286)

Net unrealized appreciation	$5,301,121

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	15	6/16	$2,605,872	$2,587,969	$(17,903)

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	60,000	USD	66,695	Citibank N.A.	5/13/16	$1,658
USD	1,977,448	EUR	1,750,000	Citibank N.A.	5/13/16	(16,201)

Total						$(14,543)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016